Taxes On Income (Reconciliation Of Statutory Tax Benefit (Expense) To Actual Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 05, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Taxes On Income [Abstract]
Profit before taxes on income		$ 14,716		$ 14,327		$ 9,550
Tax rate	25.00%	25.00%		24.00%		25.00%		26.00%
Computed expected tax		(3,679)		(3,438)		(2,388)
Tax benefits arising from approved enterprises		2,717		1,584		2,058
Changes in unrecognized tax benefits (expense)		48	[1]	(1,471)	[1]	(57)	[1]
Permanent difference and other		(77)		(311)		64
Change in valuation allowance		1,018		1,976		(1,898)
Foreign tax rate differential		(486)		(498)		859
Income tax benefit (expense)		$ (459)		$ (2,158)		$ (1,362)
Basic				$ 0.05		$ 0.07
Diluted				$ 0.05		$ 0.07

[1]	Year ended December 31, 2012 2011 2010 Profit before taxes on income $ 14,716 $ 14,327 $ 9,550 Tax rate 25% 24% 25 % Computed expected tax (3,679) (3,438) (2,388) Tax benefits arising from approved enterprises (*) 2,717 1,584 2,058 Changes in unrecognized tax benefits 48 (1,471) (57) Permanent difference and other (77) (311) 64 Change in valuation allowance 1,018 1,976 (1,898) Foreign tax rate differential (486) (498) 859 Income tax expense $ (459) $ (2,158) $ (1,362) (*) Net earnings per share - amounts of the benefit resulting from the Approved Enterprises: Net earnings per share - amounts of the benefit resulting from the Approved Enterprises: Basic $ 0.07 $ 0.05 $ 0.07 Diluted $ 0.07 $ 0.05 $ 0.07